Share Capital and Other Equity Instruments - Warrants - Additional Information (Details)		12 Months Ended
	Nov. 25, 2020 shares	Dec. 31, 2022 shares $ / shares	Feb. 15, 2022 $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure Of Classes Of Share Capital [Line Items]
Number or warrants outstanding		400		17,273	17,273
Number of warrants issued	789,472	789,472
Warrant Transaction
Disclosure Of Classes Of Share Capital [Line Items]
Range of exercise price | $ / shares		$ 152.10	$ 152.10
Number of warrants cancelled			16,873